January 29, 1997


Dear Shareholder:

We are pleased to send you the Annual Report for the AIG Children's World Fund - 2005. It provides you with valuable information about your Fund's performance and investments for the period ended November 30, 1996. Also enclosed is a current AIG Children's World Fund - 2005 prospectus.

We have recently launched the AIG All Ages Funds Web Site on the Internet. This site provides information about our funds, including answers to important questions you may have. There is also a special "Kid's Money Center" page that is specifically designed to aid in the financial education of children. You can visit the site by typing the following address into your web browser:
"http://www.aigfunds.com".

We would also like to inform you that the limited offering period for shares of the Fund has been extended through September 30, 1997.

You will find in the pages of this report an outline of the investment process utilized by the Fund's advisor, a review of the Fund's performance, the advisor's current outlook for the global equity markets and the Fund's audited financial statements.

Should you have any questions about the AIG Children's World Fund - 2005, or if you would like a prospectus for any other fund in the AIG All Ages Funds family, please speak with your financial representative, or you may contact our distributor's Investor Services Unit at 1-800-862-3984.

Thank you for your continued support and for allowing AIG All Ages Funds to assist you in the development of a sound financial future. We look forward to continuing to serve your investment needs.

Sincerely,



AIG Capital Management Corp.

OUR INVESTMENT PROCESS

The investment process of the AIG Children's World Fund - 2005 (the "Fund") and the First Global Equity Portfolio, a globally diversified equity fund in which the Fund invests a portion of its assets, is managed by the Investment Committee of AIG Capital Management Corp. (the "Advisor"), which consists of regional portfolio managers from around the world. This committee meets on a quarterly basis and conducts monthly conference calls to implement its global asset allocation process. The committee's analysis includes economic, political and market issues in the United States, Canada, Japan, Latin America, Southeast Asia and Australia. This analysis results in a ranking of several variables driving the relative performance of global markets. Factors examined include interest rates, earnings momentum, liquidity, net equity demand, valuations, political outlook, risks and forecasts.


PERFORMANCE REVIEW

In pursuit of its two investment objectives, the Fund invests a portion of its assets in U.S. Treasury zero coupon securities and invests the balance of its assets in the First Global Equity Portfolio. Therefore, the investment results of the Fund are impacted significantly by changes in domestic interest rates as well as by market movements in the global equity markets in which the First Global Equity Portfolio invests. At November 30, 1996, 36% of the Fund's assets were invested in the First Global Equity Portfolio.

For the period December 15, 1995 (commencement of operations) through November 30, 1996, the total return of the Fund was 4.05% (assuming deduction of the maximum front-end sales charge). The total return of the Fund for this period without deduction of front-end sales charges was 9.29%. During this same period the Lehman Brothers Long Term Government/Corporate Bond Index appreciated 5.82% and global equities, as measured by the Morgan Stanley Capital International World Index, appreciated 17.34%.

Several principal factors contributed to the Fund's performance. First, after the Fund became fully invested, as medium and long-term interest rates declined at the end of the period, the market value of the Fund's holdings of Treasury securities increased, contributing positively to the Fund's total return. Likewise, after the Fund's initial start-up phase, the performance of the First Global Equity Portfolio contributed positively to the Fund's total return. The First Global Equity Portfolio's gains resulted primarily from the strong performance of individual securities held by it, especially in Europe and Southeast Asia. This positive return was offset somewhat by the First Global Equity Portfolio's relative underweighting of the United States, whose equity markets generally posted very strong gains for the period, and overweighting of Japan, whose equity markets generally languished during the period. During its start-up phase, when the Fund was predominately in cash, U.S. bond markets depreciated more than global equity markets appreciated, and thus the fact that the Fund was not able to fully participate in these markets during this initial period was not significant. The First Global Equity Portfolio's regional weightings, as discussed above, are determined by the Advisor's Investment Committee through its global asset allocation process. The committee's allocations and outlook for the global equity markets as of the beginning of the Fund's current fiscal year are discussed in the "Current Outlook" section of this report.

Growth of an assumed $10,000 investment in AIG Children's World Fund - 2005 from 12/15/95 to 11/30/96 (adjusted for deduction of maximum front-end sales charge)*

                             [GRAPH APPEARS HERE]

                   Lehman Brothers      Morgan Stanley        AIG Children's
                   Long Term Gov't/   Capital International    World Fund -
                   Corp. Bond Index       World Index             2005

12/15/95                10,000               10,000               9,525
12/29/95                10,173               10,131               9,525
 1/31/96                10,176               10,316               9,535
 2/29/96                 9,721               10,380               9,556
 3/29/96                 9,557               10,555               9,577
 4/30/96                 9,409               10,805               9,598
 5/31/96                 9,370               10,816               9,535
 6/28/96                 9,564               10,873               9,629
 7/31/96                 9,570               10,491               9,546
 8/30/96                 9,464               10,613               9,567
 9/30/96                 9,729               11,031               9,848
10/31/96                10,104               11,110              10,066
11/29/96                10,428               11,734              10,410

12/31/96                10,187               11,549


*The graph above shows the performance of a hypothetical investment in the Fund of $10,000, made on the date the Fund commenced operations, and held through November 30, 1996. The performance of the Fund presented in the graph assumes the deduction of the maximum front-end sales charge at the time the investment in the Fund was made, assumes the reinvestment of dividends and distributions and reflects the effect of certain fee waivers and expense reimbursements. The graph also shows the performance of the Lehman Brothers Long Term Government/Corp. Bond Index and the Morgan Stanley Capital International World Index for the same period. Note that indices have inherent performance advantages over any fund, as they do not have cash in their portfolio, incur no operating expenses and impose no sales charges. Indices are not available for direct investment. Past performance of the Fund is not predictive of future results. Investment return and principal value of an investment in the Fund will fluctuate and shares, when redeemed, may be worth more or less than their original cost.

The Lehman Brothers Long Term Government/Corporate Bond Index is an unmanaged index comprised of intermediate and long-term government and investment grade corporate debt securities. The Morgan Stanley Capital International World Index is a capitalization-weighted measure of global stock markets including the U.S., Canada, Europe, Australia and the Far East.

 Top 10 holdings of First Global Equity Portfolio (FGEP) at November 30, 1996

Holding                       % Of FGEP    Country
-------                       ---------    -------
Cheung Kong Infrastructure       3.78      HK
Cementos de Mexico               3.77      Mexico
Veba AG                          3.04      Germany
Flower Industries, Inc.          2.30      U.S.
Canadian Pacific Ltd.            2.14      Canada
Philip Environmental, Inc.       2.11      Canada
Koninklijke Ahold NV             2.03      Netherlands
Hutchinson Whampoa               2.00      HK
Roche Holdings AG                1.99      Switzerland
Allstate Corp.                   1.95      U.S

CURRENT OUTLOOK

The portion of the Fund's assets allocated to U.S. Treasury zero coupon securities is determined by the prevailing interest rate environment. For the portion of the Fund invested in the First Global Equity Portfolio, at November 30, 1996, the analysis of the Investment Committee resulted in the following regional equity allocation:




                                       MORGAN STANLEY CAPITAL
                   ACTUAL ALLOCATION   INT'L WORLD INDEX*
                   ------------------  -----------------------
U.S./Canada               30.5%               44%
Japan                     27.1                21%
South East Asia           10.0                 6%
Europe                    27.7                29%
Latin America              3.8                 -
Cash                       0.9                 -

* The Morgan Stanley Capital International World Index is a capitalization-weighted measure of global stock markets including the U.S., Canada, Europe, Australia and the Far East.


Our allocation, relative to market capitalization, reflects a continuing underweighting of the United States, an overweighting of Japan and Southeast Asia, a neutral position in Europe and a small exposure to Latin America.

UNITED STATES/CANADA

The allocation reflects a cautionary stance on the U.S. equity markets, where we believe the first warning signs about earnings are appearing and that the strong growth should recede slightly. Possible risks for the U.S. equity market are a recession in 1997 caused by overly aggressive Federal Reserve policy, and weak consumer demand which could trigger a correction in an already jittery market.

JAPAN

In Japan, interest rates have been low for some time now, earnings are having a positive influence and it appears that a recovery is underway. We believe that this bodes well for the Japanese equity market, however, there are risks from the political situation and a possible market correction in the United States.

SOUTHEAST ASIA

The earnings situation for the southeast Asian equity markets remains positive, although the outlook for economic growth is slightly weaker. The markets reflect concerns about a possible hike in U.S. interest rates. Within this region, we believe that the only markets to overweight are Hong Kong and China.

EUROPE

In Europe, the current market driver is the positive interest rate outlook. With growth sluggish, restructuring remains the main theme with large privatization probably on the horizon. However, current budget discussions in the major European centers could lead to political problems along with thorny European Monetary Union (EMU) issues which still need to be resolved.

LATIN AMERICA

Our analysis concludes that the outlook for the Latin American equity markets is the most bullish. Most Latin American economies have undergone significant structural changes to improve competition and open markets. The downside is that the risk attached to those markets is still the highest compared with the other regions.

                       AIG CHILDREN'S WORLD FUND - 2005


                             Financial Statements

       December 15, 1995 (Commencement of Operations) to November 30, 1996



                                                                 Page


        AIG Children's World Fund - 2005:
            Portfolio of Investments...........................    1
            Statement of Assets and Liabilities................    2
            Statement of Operations............................    3
            Statement of Changes in Net Assets.................    4
            Financial Highlights...............................    5
            Notes to the Financial Statements..................   6-10
            Report of Independent Accountants..................   11


        First Global Equity Portfolio:
            Portfolio of Investments...........................  12-14
            Statement of Assets and Liabilities................   15
            Statement of Operations............................   16
            Statement of Changes in Net Assets.................   17
            Financial Highlights...............................   18
            Notes to the Financial Statements..................  19-23
            Report of Independent Accountants..................   24

AIG CHILDREN'S WORLD FUND - 2005

  -----------------------------------------------------------------------------
  Portfolio of Investments
  November 30, 1996
  -----------------------------------------------------------------------------

  Principal                                            Maturity                Value
   Amount               Description                     Date       Yield *   (Note 2a)
  ----------            ----------                   ----------  ---------   ----------
              US TREASURY BONDS - 62.0%
$2,150,000    US  Zero Coupon Bond...................15-Nov-05     6.76%   $ 1,247,860
   300,000    US  Zero Coupon Bond...................15-Nov-05     7.00%       174,120
   200,000    US  Zero Coupon Bond...................15-Nov-05     7.13%       116,080
   200,000    US  Zero Coupon Bond...................15-Nov-05     6.97%       116,080
   200,000    US  Zero Coupon Bond...................15-Nov-05     6.97%       116,080
   100,000    US  Zero Coupon Bond...................15-Nov-05     6.97%        58,040
   100,000    US  Zero Coupon Bond...................15-Nov-05     6.91%        58,040
   100,000    US  Zero Coupon Bond...................15-Nov-05     6.75%        58,040
   100,000    US  Zero Coupon Bond...................15-Nov-05     6.67%        58,040
   100,000    US  Zero Coupon Bond...................15-Nov-05     6.65%        58,040
   100,000    US  Zero Coupon Bond...................15-Nov-05     6.61%        58,040
   100,000    US  Zero Coupon Bond...................15-Nov-05     6.60%        58,040
   100,000    US  Zero Coupon Bond...................15-Nov-05     6.33%        58,040
   100,000    US  Zero Coupon Bond...................15-Nov-05     6.24%        58,040
   100,000    US  Zero Coupon Bond...................15-Nov-05     6.22%        58,040
   100,000    US  Zero Coupon Bond...................15-Nov-05     6.16%        58,040
                                                                             ----------

              Total Investments (Cost $2,288,275***) - 62.0%..............   2,408,660

              Other Assets in Excess of Liabilities** - 38.0%.............   1,478,138
                                                                             ----------
              NET ASSETS - 100%........................................... $ 3,886,798
                                                                             ==========

  *   Effective yield at time of purchase.
  **  Includes assets in First Global Equity Portfolio.
  *** For federal income tax purposes, cost is substantially the same as for financial reporting purposes with unrealized appreciation of $120,385.














                        See Accompanying Notes to the Financial Statements.

AIG CHILDREN'S WORLD FUND - 2005

-------------------------------------------------------------------------------
Statement of Assets and Liabilities
30-Nov-96
-------------------------------------------------------------------------------

ASSETS:
    Investment in securities at value (Cost $2,288,275)........................... $  2,408,660
    Investment in Equity Portfolio at value.......................................    1,379,798
    Cash..........................................................................      113,142
    Deferred organization costs...................................................       56,399
    Prepaid expenses..............................................................        2,764
    Receivable for fund shares sold...............................................        2,381
    Due from Manager..............................................................          418
                                                                                    -----------
          Total Assets............................................................    3,963,562
                                                                                    -----------

LIABILITIES:
    Accrued transfer agent expenses...............................................       44,783
    Accrued legal expenses........................................................       24,999
    Accrued administration expenses...............................................        5,407
    Miscellaneous accrued expenses................................................        1,575
                                                                                    -----------
   Total Liabilities                                                                     76,764
                                                                                    -----------

NET ASSETS........................................................................$   3,886,798
                                                                                     ==========
COMPOSITION OF NET ASSETS:
    Capital paid in...............................................................$   3,599,528
    Undistributed net investment income...........................................       44,599
Undistributed net realized gain on investments
         and foreign currency transactions........................................       34,594
    Net unrealized appreciation on investments....................................      208,077
                                                                                      ---------
Net Assets........................................................................$   3,886,798
                                                                                     ==========

Shares Outstanding................................................................      388,574
                                                                                     ==========

Net asset value and redemption price per share ($3,886,798 / 388,574 shares)......$       10.00
                                                                                     ==========
Maximum offering price per share (Net asset value plus sales
    charge - 4.75% of maximum offering price).....................................$       10.50
                                                                                     ==========

              See Accompanying Notes to the Financial Statements.

AIG CHILDREN'S WORLD FUND - 2005

-------------------------------------------------------------------------------
Statement of Operations
For the period from December 15, 1995* to November 30, 1996
--------------------------------------------------------------------------------

INVESTMENT INCOME:
    Interest............................................................... $ 74,288
    Net Investment Loss Allocated from the Equity
      Portfolio............................................................   (2,072)
                                                                            --------
                                                                              72,216
                                                                            --------

EXPENSES:
    Transfer agent expense....................................  74,528
    Shareholder communication expense.........................  46,404
    Registration expense......................................  40,831
    Administration expense....................................  36,037
    Directors' fees and expenses..............................  33,807
    Legal expense.............................................  24,999
    Insurance expense.........................................  20,657
    Organization expense......................................  14,101
    Distribution expense......................................   9,378
    Audit expense.............................................   4,998
    Shareholder services expense..............................   4,689
    Investment advisory expense...............................   2,538
    Custodian expense.........................................     298
    Miscellaneous expenses....................................   2,499
                                                              --------
         Total expenses before reductions..................... 315,764
                                                              --------
    Less: Fee waivers and expense reimbursements by Manager...(250,034)
    Less: Fee waivers by Administrator........................ (21,163)
    Less: Fee waivers by Transfer Agent....................... (19,358)
                                                              --------

    Net expenses............................................................  25,209
                                                                            --------

            Net Investment Income...........................................  47,007
                                                                            --------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
AND FOREIGN CURRENCY TRANSACTIONS:
  Net realized gain on investments and foreign currency transactions from the Equity Portfolio..............................................  32,186
Net unrealized appreciation on investments and foreign currency transactions from the Equity Portfolio..............................................  87,692
    Net unrealized appreciation on investments from the Fund................ 120,385
                                                                            --------
       Net realized and unrealized gain on investments
          and foreign currency transactions................................. 240,263
                                                                            --------
            Net Increase in Net Assets Resulting from Operations............$287,270
                                                                            ========

-------------
*Commencement of Operations.



               See Accompanying Notes to the Financial Statements.

AIG CHILDREN'S WORLD FUND - 2005

------------------------------------------------------------------------------
Statement of Changes in Net Assets
For the period from December 15, 1995* to November 30, 1996
------------------------------------------------------------------------------

OPERATIONS:
    Net investment income................................................................. $    47,007
Net realized gain on investments and foreign currency transactions
         from the Equity Portfolio........................................................      32,186
Net unrealized appreciation on investments and foreign currency
         transactions from the Equity Portfolio...........................................      87,692
    Net unrealized appreciation on investments from the Fund..............................     120,385
                                                                                            ----------
          Net Increase in Net Assets Resulting From Operations............................     287,270
                                                                                            ----------

FUND SHARE TRANSACTIONS:
    Net proceeds from shares subscribed...................................................   3,623,996
    Cost of shares redeemed...............................................................    (124,468)
                                                                                            ----------
          Net Increase in Net Assets Resulting from Fund Share Transactions...               3,499,528
                                                                                            ----------

                 Total Increase in Net Assets.............................................   3,786,798

Net assets at the beginning of the period.................................................     100,000
                                                                                            ----------

NET ASSETS at the end of the period (including undistributed
     net investment income of $44,599)........................................             $ 3,886,798
                                                                                            ==========

--------

*Commencement of Operations.





                 See Accompanying Notes to the Financial Statements.

AIG CHILDREN'S WORLD FUND - 2005

--------------------------------------------------------------------------------
Financial Highlights
For the period from December 15, 1995* to November 30, 1996
--------------------------------------------------------------------------------

Per Share Operating Performance
Net asset value, beginning of period.....................................    $   9.15
                                                                              -------

Income from investment operations:
    Net investment income...................................................     0.12
    Net realized and unrealized gain on investments ........................     0.73
                                                                               -------
           Total income from investment operations..........................     0.85
                                                                               -------

Net asset value, end of period.............................                  $  10.00
                                                                               =======

Total Return................................................................     9.29%(a)

Ratios / Supplemental Data:
Net assets, end of period (000's)..........................                  $  3,887

Ratio of expenses to average net assets.....................................     2.00%(b)(c)
Ratio of net investment income to average net assets.......                      2.52%(b)(c)

Portfolio turnover rate ....................................................     0.00%

-------------
*Commencement of Operations.
(a) Calculated without deduction of sales charges.
(b) Net of fee waivers and expense reimbursements which had the effect of reducing the ratio of expenses to average net assets and increasing the ratio of net investment income to average net assets by 26.05 percentage points (annualized).
(c) Annualized.



         See Accompanying Notes to the Financial Statements.

AIG CHILDREN'S WORLD FUND - 2005
______________________________________________________________________________
Notes to Financial Statements
November 30, 1996
______________________________________________________________________________

NOTE 1 - ORGANIZATION

AIG All Ages Funds, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end diversified management investment company. The Company was incorporated in Maryland on April 4, 1995 and commenced operations on December 15, 1995. At November 30, 1996, the Company operated as a series company comprising two funds. The accompanying financial statements and notes are those of the AIG Children's World Fund - 2005 (the "Fund") only.

Shares of the Fund will be offered to investors only through September 30, 1997 (as such period may be extended or shortened by the Board of Directors of the Company, the "Offering Period").

The Fund has two investment objectives. The first objective is to provide a guaranteed return, on or after November 15, 2005 (the "Maturity Date"), of the full amount originally invested (including any sales charges paid) by each shareholder who has reinvested all dividends and distributions, which the Fund pursues through investment of a portion of its assets in U.S. Treasury zero coupon securities, combined with further assurance from a guarantee by AIG Capital Management Corp., the Fund's investment adviser (the "Manager"). The Manager's obligations under its guarantee are backed by its parent, American International Group, Inc. ("AIG").

The Fund's second objective is to achieve total return on capital through both capital growth (realized and unrealized) and income, by investing the balance of its assets in the First Global Equity Portfolio (the "Equity Portfolio"), an open-end management investment company that invests in a globally diversified portfolio of equity securities. The Fund and the Equity Portfolio constitute a two-tier master-feeder structure. The value of the Fund's investment in the Equity Portfolio included in the accompanying Statement of Assets and Liabilities reflects the Fund's proportionate beneficial interest of 44.7% in the net assets of the Equity Portfolio at November 30, 1996. The financial statements of the Equity Portfolio, including its portfolio of investments, are included within this report and should be read in conjunction with the Fund's financial statements.

AIG CHILDREN'S WORLD FUND - 2005
______________________________________________________________________________
Notes to Financial Statements
November 30, 1996
______________________________________________________________________________

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a)  SECURITY VALUATIONS:

During the Offering Period, U.S. Treasury zero coupon securities are valued at the average of the last reported bid and ask prices; thereafter, they will be valued at the last reported bid price. Short-term securities with less than sixty days remaining to maturity when acquired are valued at amortized cost, which approximates market value. Short-term securities with more than sixty days remaining to maturity are valued at current market value until the sixtieth day prior to maturity, and are then valued on an amortized cost basis. The valuation of the Fund's investment in the Equity Portfolio is discussed in Note 2a of the Equity Portfolio's financial statements.

b)  INVESTMENT INCOME AND SECURITY TRANSACTIONS:

Security transactions of the Fund are accounted for on a trade date basis. Realized gains and losses on securities transactions are determined on the identified cost basis. Interest income, including accretion of discount and amortization of premium on U.S. Treasury zero coupon securities, is accrued daily. The Fund records its pro-rata share of investment income, expenses and realized and unrealized gains and losses recorded by the Equity Portfolio on a daily basis. Expenses common to all funds within the Company are allocated among the funds on the basis of average net assets.

c)  DIVIDENDS AND DISTRIBUTIONS:

The Fund declares and pays dividends from net investment income and distributes net realized capital gains, if any, at least annually. Dividends and distributions are recorded on the ex-dividend date. The amounts of dividends from net investment income and distributions from net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles, therefore, the Fund may periodically make re-classifications among certain of its capital accounts as a result of timing and characterization of certain income and capital gains distributions. On November 30, 1996, the Fund decreased undistributed net investment income by $2,408 and increased undistributed net realized capital gain on investments and foreign currency transactions by $2,408. These differences are due to the reclassification of realized losses on foreign currency contracts to ordinary income.

AIG CHILDREN'S WORLD FUND - 2005
____________________________________________________________________
Notes to Financial Statements
November 30, 1996
____________________________________________________________________

NOTE 2 - CONTINUED

d)  FEDERAL INCOME TAXES:

The Fund has elected to be taxed as a regulated investment company and intends to comply with the requirements of the Internal Revenue Code and to distribute substantially all its taxable income to shareholders. Therefore, no federal income tax provision is required.

e)  ORGANIZATION EXPENSES:

Expenses of $70,500 incurred in connection with the organization of the Fund are being amortized on a straight line basis over a five year period beginning December 15, 1995.

NOTE 3 - AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

The Manager serves as the Fund's and the Equity Portfolio's investment adviser and is responsible for the management of the assets of the Fund and the Equity Portfolio in conformity with the stated objectives and policies of the Fund and the Equity Portfolio. For its services, the Manager is entitled to a fee calculated daily and paid monthly, at an annual rate of 0.20% of the average daily net assets of the Fund (other than its interest in the Equity Portfolio) and 1.20% of the average daily net assets of the Equity Portfolio. The Manager has voluntarily agreed to waive its management fee or reimburse the Fund's expenses to the extent that total Fund operating expenses exceed 2.00% of average daily net assets during the Fund's limited offering period, subject to reimbursement by the Fund in subsequent years under certain circumstances. For the period ended November 30, 1996, the Manager waived its entire fee as adviser and reimbursed the Fund in the aggregate amount of $395,277 which is inclusive of waiver amounts at the Equity Portfolio and Fund level.

The Manager has entered into subadvisory agreements with AIG Global Investment Corp. ("AIG Global"), which is a wholly owned subsidiary of AIG and is registered under the Investment Advisers Act of 1940, as amended (the "Advisers Act"). Pursuant to its subadvisory agreements, AIG Global provides investment advisory services to the Manager in respect of the management of the Fund's Treasury Securities and in respect of the management of the assets of the Equity Portfolio and officers of AIG Global provide representation on the Manager's Investment Committee. Under the subadvisory agreements with AIG Global, the Manager pays AIG Global a fee which is calculated daily and paid monthly at an annual rate of 0.0825% of the average daily net assets of the Fund (other than the Fund's interest in the Equity Portfolio) and 0.15% of the average daily net assets of the Equity Portfolio. These fees are paid from the management fee paid to the Manager.

AIG CHILDREN'S WORLD FUND - 2005
______________________________________________________________________________
Notes to Financial Statements
November 30, 1996
______________________________________________________________________________

NOTE 3 - CONTINUED

The Manager was previously party to a subadvisory agreement with AIG Global Investment Corp. (Europe) Ltd., ("AIG Global Europe"), a wholly owned subsidiary of AIG. Effective May 28, 1996, AIG Global Europe deregistered under the Advisers Act and the subadvisory agreement was replaced with a service agreement pursuant to which AIG Global Europe agreed to provide investment advisory services.

The Manager serves as the Fund's and the Equity Portfolio's investment adviser and is responsible for the management of the assets and review and supervision of the investment program. In addition to the subadvisory agreements, the Manager has entered into service agreements with certain affiliates, including AIG Global Europe, whereby such affiliates provide investment advisory services under the direction of the Manager. Certain officers of these affiliates provide representation on the Manager's Investment Committee. Under the terms of the service agreements, the Manager is required to pay the service providers a total combined fee at an annual rate of 0.0175% of the average daily net assets of the Fund (other than the Fund's interest in the Equity Portfolio) and 0.45% of the average daily net assets of the Equity Portfolio. These fees are funded from the management fee paid to the Manager. There have been no such fees paid through the period ended November 30, 1996.

Under the Shareholder Servicing Agreement, AIG Equity Sales Corp. (the "Distributor"), a wholly owned subsidiary of AIG, provides administrative services for the Fund's shareholders for which the Fund pays the Distributor a fee at the annual rate of up to 0.25% of average daily net assets. Under a plan of distribution adopted pursuant to Rule 12b-1 under the 1940 Act (the "Plan"), the Fund may pay the Distributor a distribution fee during the Offering Period at the annualized rate of up to 0.50% of the average daily net assets of the Fund. The Plan will terminate on the last day of the Offering Period.

PFPC International Ltd. serves as the Fund's administrator and accounting agent. For the period ended November 30, 1996, PFPC International Ltd. voluntarily waived an aggregate $71,298 of its fee which is inclusive of waiver amounts at the Equity Portfolio and Fund level. PFPC Inc. serves as Fund's transfer agent and dividend disbursing agent. For the period ended November 30, 1996, PFPC Inc. voluntarily waived an aggregate $20,891 of its fee which is inclusive of waiver amounts at the Equity Portfolio and Fund level. PNC Bank, N.A. serves as custodian of the Fund's assets.

AIG CHILDREN'S WORLD FUND - 2005
______________________________________________________________________________
Notes to Financial Statements
November 30, 1996
______________________________________________________________________________

NOTE 3 - CONTINUED

Certain directors and officers of the Company are also directors and/or officers of the Manager or Distributor. These directors and officers are paid no compensation by the Fund.

NOTE 4 - CAPITAL SHARE TRANSACTIONS

The Company has authorized 100,000,000 shares of capital stock in the Fund with a par value of $0.001.

                                        December 15, 1995*
                                       to November 30, 1996
                                       --------------------
                                       Shares        Amount
                                       ------        ------
Shares sold..........................  390,836    $3,623,996
Shares redeemed......................  (13,191)     (124,468)
                                      ---------   -----------

Net increase........................  377,645     $3,499,528
                                      =======     ===========

*  Commencement of Operations.

NOTE 5 - SECURITIES TRANSACTIONS

For the period ended November 30, 1996 purchases of U.S. Treasury zero coupon securities (other than short-term securities) were $2,230,556. There were no sales of U.S. Treasury zero coupon securities in the period.

DIVIDEND DISTRIBUTION (UNAUDITED)

On December 10, 1996, the Board of Directors of the Fund declared a dividend $86,089, or $0.22 per share, payable on December 13, 1996 to shareholders of record on December 9, 1996.

                       AIG CHILDREN'S WORLD FUND - 2005


                                   REPORT OF
                            INDEPENDENT ACCOUNTANTS


To the Shareholders and Board of Directors of AIG All Ages Funds, Inc.:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of AIG Children's World Fund - 2005 (one of the funds comprising AIG All Ages Funds, Inc.) as of November 30, 1996, and the related statement of operations, the statement of changes in net assets and the financial highlights for the period from December 15, 1995 (commencement of operations) to November 30, 1996. These financial statements and the financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.
Our procedures included confirmation of securities owned as of November 30, 1996, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and the financial highlights referred to above present fairly, in all material respects, the financial position of AIG Children's World Fund - 2005 of AIG All Ages Funds, Inc. as of November 30, 1996, the results of its operations, the changes in its net assets and the financial highlights for the period from December 15, 1995 (commencement of operations) to November 30, 1996, in conformity with generally accepted accounting principles.


                                                        COOPERS & LYBRAND L.L.P.

New York, New York
January 2, 1997

FIRST GLOBAL EQUITY PORTFOLIO

-------------------------------------------------------------------------------
Portfolio of Investments
November 30, 1996
-------------------------------------------------------------------------------

                                                                       Value
                     Description                           Shares    (Note 2a)
                     ----------                           --------   ---------
COMMON STOCKS - 99.1%

Australia - 0.4%
     News Corp Ltd........................................  2,500  $   13,317
                                                                     ---------

Canada - 4.3%
     Canadian Pacific Ltd.................................  2,400      66,000
     Philip Environmental, Inc............................  5,000      65,000
                                                                     ---------
                                                                      131,000
                                                                     ---------
France - 5.6%
     Castorama Dubois Investissement......................    180      31,708
     Generale des Eaux....................................    300      36,993
     Schneider............................................    450      21,412
     Societe Generale.....................................    400      43,733
     Total CIE Franc des Petroles B shares................    500      39,990
                                                                     ---------
                                                                      173,836
                                                                     ---------
Germany - 3.0%
     Veba AG..............................................  1,600      93,735
                                                                     ---------

Hong Kong - 7.7%
     Cheung Kong Infrastructure........................... 48,000     116,710
     DC Finance Holding................................... 90,000      56,163
     DC Finance Warrants..................................  9,000       1,047
     Hutchinson Whampoa...................................  8,000      61,821
                                                                     ---------
                                                                      235,741
                                                                     ---------
Japan - 27.1%
     Advantest............................................    500      21,353
     Aoki International...................................  2,000      39,016
     Bank of Tokyo - Mitsubishi Ltd.......................  2,000      40,949
     Canon, Inc...........................................  1,000      21,090
     Chiba Bank...........................................  5,000      37,917
     Fanuc................................................    500      16,301
     Hitachi..............................................  4,000      37,258
     Hitachi Zosen Corp...................................  2,000       9,262
     Kajima Corp..........................................  3,000      23,990
     Kao Corp.............................................  1,000      11,599
     Katokichi............................................  2,000      40,773
     Kuraray Co...........................................  2,000      19,332
     Marui Co.............................................  1,000      18,981
     Matsushita Electrical Works..........................  3,000      27,944
     Mitsubishi Heavy Industries..........................  1,000       8,172
     Mitsubishi Motors....................................  5,000      39,148
     NEC Corp.............................................  2,000      24,253
     Nippon Electric Glass................................  2,000      30,229
     Nippon Steel Corp....................................  5,000      15,114
     Nippon Telegraph and Telephone Corp..................      3      21,406
     Nomura Securities....................................  1,000      16,872


              See Accompanying Notes to the Financial Statements.

FIRST GLOBAL EQUITY PORTFOLIO

-------------------------------------------------------------------------------
Portfolio of Investments - Continued
November 30, 1996
-------------------------------------------------------------------------------

                                                                       Value
                     Description                           Shares    (Note 2a)
                     ----------                           --------   ---------
Japan- Continued
     Sakura Bank..........................................  4,000  $   36,555
     Sankyo Co. Ltd.......................................  1,000      26,801
     Showa Shell Sekiyu...................................  2,000      19,156
     Sumitomo.............................................  4,000      44,288
     Toagosei Co. Ltd.....................................  4,000      17,153
     Tokio Marine & Fire..................................  2,000      22,144
     Tokyo Electric Power.................................  1,800      40,650
     Tokyo Ohka Kogyo.....................................    700      16,485
     Tomen Corporation....................................  5,000      15,905
     Tonami Transport.....................................  5,000      28,515
     Toto.................................................  1,000      13,093
     Toyo Trust and Banking...............................  2,000      17,276
     Yodogawa Steel Works.................................  3,000      18,111
                                                                     ---------
                                                                      837,091
                                                                     ---------
Malaysia - 1.0%
     Hong Leong Credit....................................  5,000      30,861
                                                                     ---------

Mexico - 3.8%
     Cementos de Mexico................................... 35,000     116,378
                                                                     ---------

Netherlands - 4.8%
     Getronics NV.........................................  2,000      53,578
     Hunter Douglas NV....................................    500      32,703
     Koninklijke Ahold NV.................................  1,000      62,565
                                                                     ---------
                                                                      148,846
                                                                     ---------
Philippines - 0.9%
     Universal Rightfield Properties......................213,000      27,551
                                                                     ---------

Spain - 2.5%
     Bankinter SA.........................................    300      39,382
     Corporacion Mapfre Compania..........................    700      37,027
                                                                     ---------
                                                                       76,409
Sweden - 1.3%
     Astra  AB A - Free Shares............................    800      38,376
                                                                     ---------

Switzerland - 2.0%
     Roche Holdings AG....................................      8      61,553
                                                                     ---------

United Kingdom - 8.5%
     Cable & Wireless PLC.................................  5,000      39,991
     Glynwed International PLC............................  6,500      38,172
     Laporte PLC..........................................  3,000      34,480
     National Westminster.................................  3,500      40,491
     Stanley Leisure Org. PLC.............................  9,000      38,638
     Tarmac PLC........................................... 25,000      37,177
     Vaux Group PLC.......................................  8,000      33,875
                                                                     ---------
                                                                      262,824
                                                                     ---------

              See Accompanying Notes to the Financial Statements.

FIRST GLOBAL EQUITY PORTFOLIO

-------------------------------------------------------------------------------
Portfolio of Investments - Continued
November 30, 1996
-------------------------------------------------------------------------------

                                                                        Value
                     Description                            Shares    (Note 2a)
                     ----------                            --------   ---------
United States - 26.2%
     Allstate Corp.........................................  1,000  $   60,250
     Bellsouth Corp........................................    900      36,338
     Cooper Industries, Inc................................  1,000      41,500
     Emerson Electric Co...................................    600      58,875
     Federal National Mortgage Association.................    900      37,125
     Flowers Industries, Inc...............................  3,000      70,875
     Kroger Co.............................................  1,065      49,123
     Nabisco Holdings Corp.................................  1,200      46,500
     Octel Communications Corp.............................  1,000      18,000
     Pall Corp.............................................  1,800      47,025
     Penney (J.C.), Inc....................................  1,000      53,750
     Public Storage, Inc...................................  2,000      50,750
     Snap - On, Inc........................................  1,500      54,375
     Ultramar Diamond......................................  1,600      50,800
     Unifi, Inc............................................  1,800      54,675
     Union Pacific Corp....................................    700      40,775
     Union Pacific Resources...............................  1,300      38,837
                                                                     ---------
                                                                       809,573
                                                                     ---------

Total Common Stocks (Cost $2,876,960) - 99.1% .............          3,057,091
Other Assets in Excess of Liabilities - 0.9%...............             28,299
                                                                     ---------
NET ASSETS - 100% .........................................         $3,085,390
                                                                     =========


* For federal income tax purposes, cost is substantially the same as for financial reporting purposes and net unrealized appreciation is as follows:

                     Unrealized appreciation:          $265,596
                     Unrealized depreciation:           (85,465)
                                                       --------

                     Net unrealized appreciation:      $180,131
                                                        =======


              See Accompanying Notes to the Financial Statements.

FIRST GLOBAL EQUITY PORTFOLIO

-------------------------------------------------------------------------------
Statement of Assets and Liabilities
November 30, 1996
-------------------------------------------------------------------------------

ASSETS:
    Investment in securities at value (cost $2,876,960) ................................$  3,057,091
    Deferred organization costs ........................................................     163,636
    Cash................................................................................     118,511
    Receivable for investment securities sold...........................................      42,899
    Dividends and interest receivable...................................................       3,863
                                                                                         -----------
          Total Assets .................................................................   3,386,000
                                                                                         -----------

LIABILITIES:
    Payable for investment securities purchased ........................................     158,927
    Due to Manager......................................................................      58,534
    Accrued legal fees .................................................................      24,999
    Accrued administration expenses ....................................................      17,659
    Miscellaneous accrued expenses .....................................................      40,491
                                                                                         -----------
           Total Liabilities............................................................     300,610
                                                                                         -----------

NET ASSETS..............................................................................$  3,085,390
                                                                                         ===========

COMPOSITION OF NET ASSETS:
    Capital paid in.....................................................................$  2,905,056
    Net  unrealized appreciation on investments and foreign
         currency transactions and forward foreign currency
         contracts......................................................................     180,334
                                                                                         -----------
Net Assets..............................................................................$  3,085,390
                                                                                         ===========

              See Accompanying Notes to the Financial Statements.

FIRST GLOBAL EQUITY PORTFOLIO

--------------------------------------------------------------------------------
Statement of Operations
For the period from December 15, 1995* to November 30, 1996
--------------------------------------------------------------------------------

INVESTMENT INCOME:
    Dividends ................................................................... $ 13,228
    Interest ....................................................................    3,404
                                                                                 ---------
                                                                                    16,632
                                                                                 ---------
EXPENSES:
    Administrative expense.......................................................   95,423
    Directors' fees and expenses.................................................   50,000
    Organization expense.........................................................   40,909
    Insurance expense............................................................   29,195
    Legal expense................................................................   25,000
    Investment advisory expense..................................................   12,776
    Audit expense................................................................   12,500
    Registration expense.........................................................    3,044
    Miscellaneous accrued expenses...............................................    7,208
                                                                                 ---------
        Total expenses before reductions.........................................  276,055
                                                                                 ---------
    Less: Fee waivers and expense reimbursements by Manager...................... (195,435)
    Less: Fee waivers by Administrator...........................................  (57,591)
    Less: Fee waivers by Transfer Agent..........................................   (1,763)
                                                                                 ---------
    Net expenses.................................................................   21,266
                                                                                 ---------
             Net Investment Loss ................................................   (4,634)
                                                                                 ---------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
AND FOREIGN CURRENCY TRANSACTIONS:
    Net realized gain on investments and foreign currency transactions...........   59,180
    Net unrealized appreciation on investments and foreign currency transactions.  180,334
                                                                                 ---------
             Net realized and unrealized gain on investments and foreign currency transactions............................................  239,514
                                                                                 ---------
                     Net Increase in Net Assets Resulting from Operations........ $234,880
                                                                                 =========



----------------
*Commencement of Operations.



                See Accompanying Notes to the Financial Statements.

FIRST GLOBAL EQUITY PORTFOLIO

-------------------------------------------------------------------------------
Statement of Changes in Net Assets
For the period from December 15, 1995* to November 30, 1996
-------------------------------------------------------------------------------


OPERATIONS:
    Net investment loss.....................................................................  $    (4,634)
    Net realized gain on investments and foreign currency transactions.......................      59,180
    Net unrealized appreciation on investments and foreign currency transactions....              180,334
                                                                                                ---------
         Net Increase in Net Assets Resulting from Operations................................     234,880
                                                                                                ---------

CAPITAL TRANSACTIONS:
    Proceeds from capital invested...........................................................   2,749,510
                                                                                                ---------

          Total Increase in Net Assets ......................................................   2,984,390

Net assets at the beginning of the period....................................................     101,000
                                                                                                ---------

NET ASSETS at the end of the period.................................................          $ 3,085,390
                                                                                                =========

-------------
*Commencement of Operations.


           See Accompanying Notes to the Financial Statements.

    FIRST GLOBAL EQUITY PORTFOLIO

    --------------------------------------------------------------------------
    Financial Highlights
    For the period from December 15, 1995* to November 30, 1996
    --------------------------------------------------------------------------


    Net assets, end of period (000's) .................... $3,085

    Ratio of expenses to average net assets...............  2.00% (a)(b)
    Ratio of net investment loss to average net assets.... (0.44%)(a)(b)

    Portfolio turnover rate............................... 26.31% (c)

    Average commission rate paid..........................$0.0069 (d)

    -------------

    *Commencement of Operations.
    (a) Net of fee waivers and expense reimbursements which had the effect of reducing the ratio of expenses to average net assets and increasing the ratio of net investment income to average net assets by 25.74 percentage points (annualized).
    (b) Annualized.
    (c) This figure is calculated for the period during which there were equity holdings.
    (d) Represents total commissions paid on portfolio securities divided by the total number of shares purchased and sold on which commissions are charged.


             See Accompanying Notes to the Financial Statements.

FIRST GLOBAL EQUITY PORTFOLIO
______________________________________________________________________________
Notes to Financial Statements
November 30, 1996
______________________________________________________________________________

NOTE 1 - ORGANIZATION

First Global Equity Portfolio (the "Equity Portfolio"), a Delaware Business Trust, is registered under the Investment Company Act of 1940, as amended, as an open-end diversified management investment company. The Equity Portfolio was organized on June 26, 1995 and commenced operations on December 15, 1995.

The investment objective of the Equity Portfolio is to achieve total return on capital through both capital growth (realized and unrealized) and income. The Equity Portfolio seeks to achieve this objective by making investments in securities of issuers from around the world.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Equity Portfolio in the preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

All the net investment income and unrealized and realized gains and losses from securities and foreign currency transactions of the Equity Portfolio are allocated pro-rata amongst the investors in the Equity Portfolio at the time of such determination.

a)   SECURITY VALUATIONS:

     Securities traded on a foreign exchange or over-the-counter market are valued at the last sales price on the primary exchange or market in which they are traded. Securities for which there are no recent sales transactions are valued based on quotations provided by primary market makers in such securities. Any securities for which recent market quotations are not readily available are valued at fair value determined in accordance with procedures approved by the Board of Trustees of the Equity Portfolio. Short-term securities with less than sixty days remaining to maturity when acquired are valued at amortized cost, which approximates value. Short-term securities with more than sixty days remaining to maturity are valued at current market value until the sixtieth day prior to maturity, and are then valued on an amortized cost basis.

FIRST GLOBAL EQUITY PORTFOLIO
_______________________________________________________________________________
Notes to Financial Statements
November 30, 1996
______________________________________________________________________________

NOTE 2 - CONTINUED

b)   INVESTMENT INCOME AND SECURITY TRANSACTIONS:

     Security transactions of the Equity Portfolio are accounted for on a trade date basis. Realized gains and losses on securities transactions are determined on the identified cost basis. Interest income, including accretion of discount and amortization of premium, is accrued daily. Dividend income is recognized on the ex-dividend date.

c)   FOREIGN CURRENCY TRANSACTIONS:

     The Equity Portfolio's investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each day into U.S. dollars based upon currency exchange rates determined prior to the close of the New York Stock Exchange. Purchases and sales of foreign investments and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. The Equity Portfolio does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included in net realized and unrealized gains or losses on securities.

     The Equity Portfolio may enter into forward foreign currency exchange contracts to fix the U.S. dollar value of a security it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. A forward foreign currency exchange contract is an agreement to purchase or sell a specific currency at a future date and at a price set at the time the contract is entered into.

     The Equity Portfolio is not required to enter into forward contracts with regard to settlement of its foreign currency-denominated securities and will not do so unless deemed appropriate by AIG Capital Management Corp. (the "Manager") or AIG Global Investment Corp. ("AIG Global"), the subadvisor. Forward foreign currency exchange contracts do not eliminate fluctuations in the underlying price of the securities. They simply establish a rate of exchange at a future date. Additionally, although such contracts tend to minimize the risk of loss due to fluctuations in the value of the currency being traded, at the same time, they tend to limit any potential gain which might result from an increase in the value of that currency. With respect to forward foreign currency exchange contracts, losses in excess of amounts recognized in the statement of assets and liabilities may arise due to changes in value of the foreign currency or if the counterparty does not perform under the contract.

 FIRST GLOBAL EQUITY PORTFOLIO
______________________________________________________________________________
Notes to Financial Statements
November 30, 1996
______________________________________________________________________________

NOTE 2 - CONTINUED

d)   FEDERAL INCOME TAXES:

     The Equity Portfolio will be classified as a partnership for United States federal income tax purposes. As a consequence, the Equity Portfolio itself will not be subject to United States federal income tax, but each investor in the Equity Portfolio will be required to take into account its distributive share of items of partnership income, gain, loss, deduction and credit substantially as though such items had been realized directly by the investor and without regard to whether any distribution from the Equity Portfolio has been or will be received.

e)   ORGANIZATION EXPENSES:

     Expenses of $204,545 incurred in connection with the organization of the Equity Portfolio are being amortized on a straight line basis over a five year period beginning December 15, 1995. The amount paid by the fund on any redemption by AIG Asset Management Services, Inc. will be reduced by a proportion of any unamortized organizational expenses determined by the proportion of the amount of capital withdrawn and the amount of initial capital of the Equity Portfolio owned by such holder, outstanding immediately prior to such withdrawal.

NOTE 3 - AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

The Manager, an indirect wholly owned subsidiary of American International Group, Inc. ("AIG"), serves as the Equity Portfolio's investment adviser and is responsible for the management of the assets of the Equity Portfolio in conformity with its stated objectives and policies. For its services, the Manager is entitled to a fee calculated daily and paid monthly, at an annual rate of 1.20% of the average daily net assets of the Equity Portfolio. The Manager has voluntarily agreed to waive its management fee or reimburse the Equity Portfolio's expenses to the extent that its total operating expenses exceed 2.00% of average daily net assets for a limited period. For the period ended November 30, 1996, the Manager waived its entire fee as adviser and reimbursed the Equity Portfolio in the aggregate amount of $195,435.

FIRST GLOBAL EQUITY PORTFOLIO
______________________________________________________________________________
Notes to Financial Statements
November 30, 1996
______________________________________________________________________________

NOTE 3 - CONTINUED

The Manager has entered into a subadvisory agreement with AIG Global, a wholly owned subsidiary of AIG which is registered under the Investment Advisers Act of 1940, as amended (the "Advisers Act"). Pursuant to its subadvisory agreement, AIG Global provides investment advisory services to the Manager in respect of the management of the assets of the Equity Portfolio and officers of AIG Global provide representation on the Manager's Investment Committee. Under the subadvisory agreement, the Manager is required to pay AIG Global a fee at an annual rate of 0.15% of the average daily net assets of the Equity Portfolio. These fees are paid from the management fee paid to the Manager.

The Manager was previously party to a subadvisory agreement with AIG Global Investment Corp. (Europe) Ltd., ("AIG Global Europe"), a wholly owned subsidiary of AIG. Effective May 28, 1996, AIG Global Europe deregistered under the Advisers Act and the subadvisory agreement was replaced with a service agreement pursuant to which AIG Global Europe agreed to provide investment advisory services.

The Manager serves as the Equity Portfolio's investment adviser and is responsible for the management of the assets and review and supervision of the investment program. In addition to the subadvisory agreements, the Manager has entered into service agreements with certain affiliates, including AIG Global Europe, whereby such affiliates provide investment advisory services under the direction of the Manager. Certain officers of these affiliates provide representation on the Manager's Investment Committee. Under the terms of the service agreements, the Manager is required to pay the service providers a total combined fee at an annual rate of 0.45% of the average daily net assets of the Equity Portfolio. These fees are paid from the management fee paid to the Manager. There have been no such fees paid through the period ended November 30, 1996.

PFPC International Ltd. serves as the Equity Portfolio's administrator and accounting agent. For the period ended November 30, 1996, PFPC International Ltd. voluntarily waived $57,591 of its fee. State Street Bank and Trust Company serves as custodian of the Equity Portfolio's assets.

Certain trustees and officers of the Equity Portfolio are also directors and/or officers of the Manager. These trustees and officers are paid no compensation by the Equity Portfolio.

 FIRST GLOBAL EQUITY PORTFOLIO
__________________________________________________________________________
Notes to Financial Statements
November 30, 1996
__________________________________________________________________________

NOTE 4 - SECURITIES TRANSACTIONS

For the period ended November 30, 1996, purchases of portfolio securities (other than short-term securities) were $3,312,710. Sales of portfolio securities were $499,298.

NOTE 5 - FORWARD FOREIGN CURRENCY CONTRACTS AS OF NOVEMBER 30, 1996

                                                                        Unrealized
                               Market Value    Contract    Delivery    Appreciation
Contracts to Buy:             (U.S. Dollars)    Price        Date     (Depreciation)
-----------------             --------------  ----------  ----------  --------------
British Pound Sterling        $ 41,483          0.59382    12/03/96     $ (49)
British Pound Sterling          37,951          0.59382    12/03/96       (44)
Spanish Peseta                  35,517        129.50000    12/03/96      (140)
                                -------                                  -----
   Total Contracts to Buy:     114,951                                   (233)

Contracts to Sell:
------------------
British Pound Sterling          42,933          0.59382    12/03/96        51

       Total Unrealized Depreciation                                   $ (182)
                                                                       ======


                         FIRST GLOBAL EQUITY PORTFOLIO


                                   REPORT OF
                            INDEPENDENT ACCOUNTANTS


To the Holders of Beneficial Interest and Board of Trustees of First Global Equity Portfolio:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of First Global Equity Portfolio as of November 30, 1996, and the related statement of operations, the statement of changes in net assets and the financial highlights for the period from December 15, 1995 (commencement of operations) to November 30, 1996. These financial statements and the financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosure in the financial statements. Our procedures included confirmation of securities owned as of November 30, 1996, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and the financial highlights referred to above present fairly, in all material respects, the financial position of First Global Equity Portfolio as of November 30, 1996, the results of its operations, the changes in its net assets and the financial highlights for the period from December 15, 1995 (commencement of operations) to November 30, 1996, in conformity with generally accepted accounting principles.


                                                        COOPERS & LYBRAND L.L.P.

New York, New York
January 2, 1997

January 29, 1997


Dear Shareholder:

We are pleased to send you the Annual Report for the AIG Retiree Fund - 2003. It provides you with valuable information about your Fund's performance and investments for the period ended November 30, 1996. Also enclosed is a current AIG Retiree Fund - 2003 prospectus.

We have recently launched the AIG All Ages Funds Web Site on the Internet. This site provides information about our funds, including answers to important questions you may have. You can visit the site by typing the following address into your web browser: "http://www.aigfunds.com".

We would also like to inform you that the limited offering period for shares of the Fund has been extended through September 30, 1997.

You will find in the pages of this report an outline of the investment process utilized by the Fund's advisor, a review of the Fund's performance, the advisor's current outlook for the global equity markets and the Fund's audited financial statements.

Should you have any questions about the AIG Retiree Fund - 2003, or if you would like a prospectus for any other fund in the AIG All Ages Funds family, please speak with your financial representative, or you may contact our distributor's Investor Services Unit at 1-800-862-3984.

Thank you for your continued support and for allowing AIG All Ages Funds to assist you in the development of a sound financial future. We look forward to continuing to serve your investment needs.

Sincerely,



AIG Capital Management Corp.

OUR INVESTMENT PROCESS

The investment process of the AIG Retiree Fund - 2003 (the "Fund") and the First Global Equity Portfolio, a globally diversified equity fund in which the Fund invests a portion of its assets, is managed by the Investment Committee of AIG Capital Management Corp. (the "Advisor"), which consists of regional portfolio managers from around the world. This committee meets on a quarterly basis and conducts monthly conference calls to implement its global asset allocation process. The committee's analysis includes economic, political and market issues in the United States, Canada, Japan, Latin America, Southeast Asia and Australia. This analysis results in a ranking of several variables driving the relative performance of global markets. Factors examined include interest rates, earnings momentum, liquidity, net equity demand, valuations, political outlook, risks and forecasts.


PERFORMANCE REVIEW

In pursuit of its two investment objectives, the Fund invests a portion of its assets in U.S. Treasury zero coupon securities and invests the balance of its assets in the First Global Equity Portfolio. Therefore, the investment results of the Fund are impacted significantly by changes in domestic interest rates as well as by market movements in the global equity markets in which the First Global Equity Portfolio invests. At November 30, 1996, 28% of the Fund's assets were invested in the First Global Equity Portfolio.

For the period April 17, 1996 (commencement of operations) through November 30, 1996, the total return of the Fund was 2.50% (assuming deduction of the maximum front-end sales charge). The total return of the Fund for this period without deduction of front-end sales charges was 7.65%. During this same period the Lehman Brothers Long Term Government/Corporate Bond Index appreciated 10.44% and global equities, as measured by the Morgan Stanley Capital International World Index, appreciated 11.96%.

Several principal factors contributed to the Fund's performance. As medium and long-term interest rates steadily declined during the period, the market value of the Fund's holdings of Treasury securities increased, contributing positively to the Fund's total return. The overall performance of the First Global Equity Portfolio during the period also contributed positively to the Fund's total return. While the upward movements of the U.S. bond and global equity markets contributed to the Fund's performance, as a new fund with a significant cash position, the Fund was unable to enjoy the full benefit of these rises. The First Global Equity Portfolio's gains resulted primarily from the strong performance of individual securities held by it, especially in Europe and Southeast Asia. This positive return was offset somewhat by the First Global Equity Portfolio's relative underweighting of the United States, whose equity markets generally posted very strong gains for the period, and overweighting of Japan, whose equity markets generally languished during the period. The First Global Equity Portfolio's regional weightings, as discussed above, are determined by the Advisor's Investment Committee through its global asset allocation process. The committee's allocations and outlook for the global equity markets as of the beginning of the Fund's current fiscal year are discussed in the "Current Outlook" section of this report.

Growth of an assumed $10,000 investment in AIG Retiree Fund - 2003 from 4/17/96 to 11/30/96 (adjusted for deduction of maximum front-end sales charge)*

                             [GRAPH APPEARS HERE]


                   Lehman Brothers      Morgan Stanley        AIG Retiree
                   Long Term Gov't/   Capital International      Fund -
                   Corp. Bond Index       World Index             2003

 4/17/96                10,000               10,000               9,525
 4/30/96                 9,957               10,309               9,525
 5/31/96                 9,916               10,320               9,483
 6/28/96                10,121               10,374               9,567
 7/31/96                10,128               10,009               9,535
 8/30/96                10,015               10,126               9,525
 9/30/96                10,295               10,524               9,775
10/31/96                10,692               10,600               9,993
11/29/96                11,035               11,196              10,254

12/31/96                10,781               11,018

*The graph above shows the performance of a hypothetical investment in the Fund of $10,000, made on the date the Fund commenced operations, and held through November 30, 1996. The performance of the Fund presented in the graph assumes the deduction of the maximum front-end sales charge at the time the investment in the Fund was made, assumes the reinvestment of dividends and distributions and reflects the effect of certain fee waivers and expense reimbursements. The graph also shows the performance of the Lehman Brothers Long Term Government/Corp. Bond Index and the Morgan Stanley Capital International World Index for the same period. Note that indices have inherent performance advantages over any fund, as they do not have cash in their portfolio, incur no operating expenses and impose no sales charges. Indices are not available for direct investment. Past performance of the Fund is not predictive of future results. Investment return and principal value of an investment in the Fund will fluctuate and shares, when redeemed, may be worth more or less than their original cost.

The Lehman Brothers Long Term Government/Corporate Bond Index is an unmanaged index comprised of intermediate and long-term government and investment grade corporate debt securities. The Morgan Stanley Capital International World Index is a capitalization-weighted measure of global stock markets including the U.S., Canada, Europe, Australia and the Far East.

 Top 10 holdings of First Global Equity Portfolio (FGEP) at November 30, 1996

Holding                       % Of FGEP    Country
-------                       ---------    -------
Cheung Kong Infrastructure       3.78      HK
Cementos de Mexico               3.77      Mexico
Veba AG                          3.04      Germany
Flower Industries, Inc.          2.30      U.S.
Canadian Pacific Ltd.            2.14      Canada
Philip Environmental, Inc.       2.11      Canada
Koninklijke Ahold NV             2.03      Netherlands
Hutchinson Whampoa               2.00      HK
Roche Holdings AG                1.99      Switzerland
Allstate Corp.                   1.95      U.S

CURRENT OUTLOOK

The portion of the Fund's assets allocated to U.S. Treasury zero coupon securities is determined by the prevailing interest rate environment. For the portion of the Fund invested in the First Global Equity Portfolio at November 30, 1996, the analysis of the Investment Committee resulted in the following regional equity allocation:

                                       MORGAN STANLEY CAPITAL
                   ACTUAL ALLOCATION     INT'L WORLD INDEX*
                   ------------------  -----------------------
U.S./Canada             30.5%                   44%
Japan                   27.1                    21%
South East Asia         10.0                     6%
Europe                  27.7                    29%
Latin America            3.8                     -
Cash                     0.9                     -

* The Morgan Stanley Capital International World Index is a capitalization-weighted measure of global stock markets including the U.S., Canada, Europe, Australia and the Far East.

Our allocation, relative to market capitalization, reflects a continuing underweighting of the United States, an overweighting of Japan and Southeast Asia, a neutral position in Europe and a small exposure to Latin America.

UNITED STATES/CANADA

The allocation reflects a cautionary stance on the U.S. equity markets, where we believe the first warning signs about earnings are appearing and that the strong growth should recede slightly. Possible risks for the U.S. equity market are a recession in 1997 caused by overly aggressive Federal Reserve policy, and weak consumer demand which could trigger a correction in an already jittery market.

JAPAN
In Japan, interest rates have been low for some time now, earnings are having a positive influence and it appears that a recovery is underway. We believe that this bodes well for the Japanese equity market, however, there are risks from the political situation and a possible market correction in the United States.

SOUTHEAST ASIA

The earnings situation for the southeast Asian equity markets remains positive, although the outlook for economic growth is slightly weaker. The markets reflect concerns about a possible hike in U.S. interest rates. Within this region, we believe that the only markets to overweight are Hong Kong and China.

EUROPE

In Europe, the current market driver is the positive interest rate outlook. With growth sluggish, restructuring remains the main theme with large privatization probably on the horizon. However, current budget discussions in the major European centers could lead to political problems along with thorny European Monetary Union (EMU) issues which still need to be resolved.

LATIN AMERICA

Our analysis concludes that the outlook for the Latin American equity markets is the most bullish. Most Latin American economies have undergone significant structural changes to improve competition and open markets. The downside is that the risk attached to those markets is still the highest compared with the other regions.

                            AIG RETIREE FUND - 2003


                             Financial Statements

       April 17, 1996 (Commencement of Operations) to November 30, 1996



                                                                 Page


        AIG Retiree Fund - 2003:
            Portfolio of Investments...........................    1
            Statement of Assets and Liabilities................    2
            Statement of Operations............................    3
            Statement of Changes in Net Assets.................    4
            Financial Highlights...............................    5
            Notes to the Financial Statements..................   6-10
            Report of Independent Accountants..................   11


        First Global Equity Portfolio:
            Portfolio of Investments...........................  12-14
            Statement of Assets and Liabilities................   15
            Statement of Operations............................   16
            Statement of Changes in Net Assets.................   17
            Financial Highlights...............................   18
            Notes to the Financial Statements..................  19-23
            Report of Independent Accountants..................   24

  AIG RETIREE FUND - 2003

  -----------------------------------------------------------------------------
  Portfolio of Investments
  November 30, 1996
  -----------------------------------------------------------------------------

  Principal                                     Maturity                     Value
   Amount            Description                  Date         Yield *     (Note 2a)
  ---------          --------                   ---------      -------    -----------
              US TREASURY BONDS - 68.7%
$  625,000    US  Zero Coupon Bond..............15-Aug-03      6.60%    $    421,894
   340,000    US  Zero Coupon Bond..............15-Aug-03      6.86%         229,510
   500,000    US  Zero Coupon Bond..............15-Nov-03      6.74%         332,155
   500,000    US  Zero Coupon Bond..............15-Nov-03      6.73%         332,155
   400,000    US  Zero Coupon Bond..............15-Nov-03      6.82%         265,724
   300,000    US  Zero Coupon Bond..............15-Nov-03      7.00%         199,293
   300,000    US  Zero Coupon Bond..............15-Nov-03      6.86%         199,293
   300,000    US  Zero Coupon Bond..............15-Nov-03      6.84%         199,293
   300,000    US  Zero Coupon Bond..............15-Nov-03      6.52%         199,293
   300,000    US  Zero Coupon Bond..............15-Nov-03      6.50%         199,293
   200,000    US  Zero Coupon Bond..............15-Nov-03      7.01%         132,862
   200,000    US  Zero Coupon Bond..............15-Nov-03      6.79%         132,862
   200,000    US  Zero Coupon Bond..............15-Nov-03      6.66%         132,862
   200,000    US  Zero Coupon Bond..............15-Nov-03      6.56%         132,862
   200,000    US  Zero Coupon Bond..............15-Nov-03      6.49%         132,862
   200,000    US  Zero Coupon Bond..............15-Nov-03      6.25%         132,862
   200,000    US  Zero Coupon Bond..............15-Nov-03      6.16%         132,862
   200,000    US  Zero Coupon Bond..............15-Nov-03      6.10%         132,862
   200,000    US  Zero Coupon Bond..............15-Nov-03      6.04%         132,862
   100,000    US  Zero Coupon Bond..............15-Nov-03      6.48%          66,431
   100,000    US  Zero Coupon Bond..............15-Nov-03      6.45%          66,431
   100,000    US  Zero Coupon Bond..............15-Nov-03      6.42%          66,431
   100,000    US  Zero Coupon Bond..............15-Nov-03      6.41%          66,431
   100,000    US  Zero Coupon Bond..............15-Nov-03      6.05%          66,431
   100,000    US  Zero Coupon Bond..............15-Nov-03      5.99%          66,431

              Total Investments Cost 3,994,499***) - 68.7%..............   4,172,247

              Other Assets in Excess of Liabilities** - 31.3%...........   1,903,877
                                                                           ---------
              NET ASSETS - 100%.........................................$  6,076,124
                                                                           ==========

  *    Effective yield at time of purchase.
  **   Includes assets in First Global Equity Portfolio.
  *** For federal income tax purposes, cost is substantially the same as for financial reporting purposes with unrealized appreciation of $177,748.





                     See Accompanying Notes to the Financial Statements.

AIG RETIREE FUND - 2003
--------------------------------------------------------------------------------
Statement of Assets and Liabilities
November 30, 1996
--------------------------------------------------------------------------------

ASSETS:
    Investment in securities at value (Cost $3,994,499)........................      $    4,172,247
    Investment in Equity Portfolio at value....................................           1,704,497
    Receivable for fund shares sold............................................             149,829
    Cash.......................................................................              86,539
    Deferred organization costs................................................              25,600
    Interest Receivable........................................................               4,176
    Prepaid expenses...........................................................                 349
                                                                                     --------------
          Total Assets.........................................................           6,143,237
                                                                                     --------------
LIABILITIES:
    Accrued transfer agent expense.............................................              17,758
    Accrued legal expense......................................................              15,597
    Due to Manager.............................................................               5,518
    Accrued administration expense.............................................               3,030
    Miscellaneous accrued expenses.............................................              25,210
                                                                                     --------------
          Total Liabilities....................................................      $       67,113
                                                                                     --------------
NET ASSETS.....................................................................      $    6,076,124
                                                                                     ==============
COMPOSITION OF NET ASSETS:
    Capital paid in............................................................      $    5,724,909
    Undistributed net investment income........................................              51,969
    Undistributed net realized gain on investments
         and foreign currency transactions.....................................              28,924
    Net unrealized appreciation of investments.................................             270,322
                                                                                     --------------
Net Assets.....................................................................      $    6,076,124
                                                                                     ==============

Shares Outstanding.............................................................             616,787
                                                                                     ==============

Net asset value and redemption price per share ($6,076,124 / 616,787 shares)...      $         9.85
                                                                                     ==============
Maximum offering price per share (Net asset value plus sales
    charge - 4.75% of maximum offering price)..................................      $        10.34
                                                                                     ==============

                  See Accompanying Notes to the Financial Statements.

AIG RETIREE FUND - 2003
--------------------------------------------------------------------------------
Statement of Operations
For the period from April 17, 1996* to November 30, 1996
--------------------------------------------------------------------------------

INVESTMENT INCOME:
    Interest....................................................................      $   83,323
    Net Investment Loss Allocated from the Equity Portfolio.....................          (2,571)
                                                                                         --------
                                                                                          80,752
EXPENSES:                                                                                --------
    Transfer agent expense......................................           36,195
    Registration expense........................................           32,171
    Administrative expense......................................           23,918
    Directors' fees and expenses................................           16,193
    Legal expense...............................................           15,596
    Distribution expense........................................            9,228
    Insurance expense...........................................            8,733
    Shareholder communication expense...........................            7,847
    Organization expense........................................            6,400
    Audit expense...............................................            4,978
    Shareholder services expense................................            4,614
    Investment advisory expense.................................            2,767
    Custodian expense...........................................             320
    Miscellaneous expenses......................................            2,499
                                                                         ---------
          Total expenses before reductions......................          171,459
                                                                         ---------
    Less: Fee waivers and expense reimbursements by Manager.....         (110,236)
    Less: Fee waivers by Administrator..........................          (17,926)
    Less: Fee waivers by Transfer Agent.........................          (16,446)
                                                                         ---------
    Net expenses....................................................................      26,851
                                                                                        ---------

           Net Investment Income....................................................      53,901
                                                                                        ---------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
AND FOREIGN CURRENCY TRANSACTIONS:
    Net realized gain on investments and foreign currency transactions
     from the Equity Portfolio......................................................      26,992
    Net unrealized appreciation on investments and foreign currency transactions
     from the Equity Portfolio......................................................      92,574
    Net unrealized appreciation of investments from the Fund........................     177,748
                                                                                        ---------
            Net realized and unrealized gain on investments and
             foreign currency transactions..........................................
                    Net Increase in Net Assets Resulting from Operations............     297,314
                                                                                        ---------
                                                                                      $  351,215
                                                                                        =========

----------

*Commencement of Operations.

              See Accompanying Notes to the Financial Statements.

AIG RETIREE FUND - 2003

-------------------------------------------------------------------------------
Statement of Changes in Net Assets
For the period from April 17, 1996* to November 30, 1996
------------------------------------------------------------------------------

OPERATIONS:
    Net investment income....................................................$     53,901
    Net realized gain on investments and foreign currency transactions
         from the Equity Portfolio...........................................      26,992
    Net unrealized appreciation on investments and foreign currency
         transactions from the Equity Portfolio..............................      92,574
    Net unrealized appreciation on investments from the Fund.................     177,748
                                                                                ---------
          Net Increase in Net Assets Resulting from Operations...............     351,215
                                                                                ---------

FUND SHARE TRANSACTIONS:
    Net proceeds from shares subscribed......................................   6,041,162
    Cost of shares redeemed..................................................    (316,253)
                                                                                ---------
          Net Increase in Net Assets Resulting from Fund Share Transactions..   5,724,909
                                                                                ---------

                 Total Increase in Net Assets................................   6,076,124

Net assets at the beginning of the period....................................     --
                                                                                ---------

NET ASSETS at the end of the period (including undistributed net investment income of $51,969).......................................$  6,076,124
                                                                                =========

*Commencement of Operations.


                 See Accompanying Notes to the Financial Statements.

AIG RETIREE FUND - 2003

--------------------------------------------------------------------------------
Financial Highlights
For the period from April 17, 1996* to November 30, 1996
--------------------------------------------------------------------------------

Per Share Operating Performance
Net asset value, beginning of period..................................  $   9.15
                                                                         -------

Income from investment operations:
    Net investment income.............................................      0.09
    Net realized and unrealized loss on investments ..................      0.61
                                                                         -------
           Total income from investment operations....................      0.70
                                                                         -------

Net asset value, end of period........................................  $   9.85
                                                                         =======

Total Return..........................................................   (7.65%) (a)

Ratios / Supplemental Data:
Net assets, end of period (000's).....................................  $  6,076

Ratio of expenses to average net assets...............................     1.95% (b)(c)
Ratio of net investment income to average net assets..................     2.96% (b)(c)

Portfolio turnover rate ..............................................     0.00%

-------------
*Commencement of Operations.
(a) Calculated without deduction of sales charges.
(b) Net of fee waivers and expense reimbursements which had the effect of reducing the ratio of expenses to average net assets and increasing the ratio of net investment income to average net assets by 11.00 percentage points (annualized).
(c) Annualized.



              See Accompanying Notes to the Financial Statement.

AIG RETIREE FUND - 2003
______________________________________________________________________________
Notes to Financial Statements
November 30, 1996
______________________________________________________________________________

NOTE 1 - ORGANIZATION

AIG All Ages Funds, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end diversified management investment company. The Company was incorporated in Maryland on April 4, 1995 and commenced operations on December 15, 1995. At November 30, 1996, the Company operated as a series company comprising two funds. The accompanying financial statements and notes are those of the AIG Retiree Fund - 2003 (the "Fund") only.

Shares of the Fund will be offered to investors only through September 30, 1997 (as such period may be extended or shortened by the Board of Directors of the Company, the "Offering Period").

The Fund has two investment objectives. The first objective is to provide a guaranteed return, on or after November 15, 2003 (the "Maturity Date"), of the full amount originally invested (including any sales charges paid) by each shareholder who has reinvested all dividends and distributions, which the Fund pursues through investment of a portion of its assets in U.S. Treasury zero coupon securities, combined with further assurance from a guarantee by AIG Capital Management Corp., the Fund's investment adviser (the "Manager"). The Manager's obligations under its guarantee are backed by its parent, American International Group, Inc. ("AIG").

The Fund's second objective is to achieve total return on capital through both capital growth (realized and unrealized) and income, by investing the balance of its assets in the First Global Equity Portfolio (the "Equity Portfolio"), an open-end management investment company that invests in a globally diversified portfolio of equity securities. The Fund and the Equity Portfolio constitute a two-tier master-feeder structure. The value of the Fund's investment in the Equity Portfolio included in the accompanying Statement of Assets and Liabilities reflects the Fund's proportionate beneficial interest of 55.2% in the net assets of the Equity Portfolio at November 30, 1996. The financial statements of the Equity Portfolio, including its portfolio of investments, are included within this report and should be read in conjunction with the Fund's financial statements.

AIG RETIREE FUND - 2003
______________________________________________________________________________
Notes to Financial Statements
November 30, 1996
______________________________________________________________________________

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a)  SECURITY VALUATIONS:

During the Offering Period, U.S. Treasury zero coupon securities are valued at the average of the last reported bid and ask prices; thereafter, they will be valued at the last reported bid price. Short-term securities with less than sixty days remaining to maturity when acquired are valued at amortized cost, which approximates market value. Short-term securities with more than sixty days remaining to maturity are valued at current market value until the sixtieth day prior to maturity, and are then valued on an amortized cost basis. The valuation of the Fund's investment in the Equity Portfolio is discussed in Note 2a of the Equity Portfolio's financial statements.

b)  INVESTMENT INCOME AND SECURITY TRANSACTIONS:

Security transactions of the Fund are accounted for on a trade date basis. Realized gains and losses on securities transactions are determined on the identified cost basis. Interest income, including accretion of discount and amortization of premium on U.S. Treasury zero coupon securities, is accrued daily. The Fund records its pro-rata share of investment income, expenses and realized and unrealized gains and losses recorded by the Equity Portfolio on a daily basis. Expenses common to all funds within the Company are allocated among the funds on the basis of average net assets.

c)  DIVIDENDS AND DISTRIBUTIONS:

The Fund declares and pays dividends from net investment income and distributes net realized capital gains, if any, at least annually. Dividends and distributions are recorded on the ex-dividend date. The amounts of dividends from net investment income and distributions from net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles, therefore, the Fund may periodically make re-classifications among certain of its capital accounts as a result of timing and characterization of certain income and capital gains distributions. On November 30, 1996, the Fund decreased undistributed net investment income by $1,932 and increased undistributed net realized capital gain on investments and foreign currency transactions by $1,932. These differences are due to the reclassification of realized losses on foreign currency contracts to ordinary income.

AIG RETIREE FUND - 2003
____________________________________________________________________
Notes to Financial Statements
November 30, 1996
____________________________________________________________________

NOTE 2 - CONTINUED

d)  FEDERAL INCOME TAXES:

The Fund has elected to be taxed as a regulated investment company and intends to comply with the requirements of the Internal Revenue Code and to distribute substantially all its taxable income to shareholders. Therefore, no federal income tax provision is required.

e)  ORGANIZATION EXPENSES:

Expenses of $32,000 incurred in connection with the organization of the Fund are being amortized on a straight line basis over a five year period beginning April 17, 1996.

NOTE 3 - AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

The Manager serves as the Fund's and the Equity Portfolio's investment adviser and is responsible for the management of the assets of the Fund and the Equity Portfolio in conformity with the stated objectives and policies of the Fund and the Equity Portfolio. For its services, the Manager is entitled to a fee calculated daily and paid monthly, at an annual rate of 0.20% of the average daily net assets of the Fund (other than its interest in the Equity Portfolio) and 1.20% of the average daily net assets of the Equity Portfolio. The Manager has voluntarily agreed to waive its management fee or reimburse the Fund's expenses to the extent that total Fund operating expenses exceed 1.95% of average daily net assets during the Fund's limited offering period, subject to reimbursement by the Fund in subsequent years under certain circumstances. For the period ended November 30, 1996, the Manager waived its entire fee as adviser and reimbursed the Fund in the aggregate amount of $159,580 which is inclusive of waiver amounts at the Equity Portfolio and Fund level.

The Manager has entered into subadvisory agreements with AIG Global Investment Corp. ("AIG Global"), which is a wholly owned subsidiary of AIG and is registered under the Investment Advisers Act of 1940, as amended (the "Advisers Act"). Pursuant to its subadvisory agreements, AIG Global provides investment advisory services to the Manager in respect of the management of the Fund's Treasury Securities and in respect of the management of the assets of the Equity

AIG RETIREE FUND - 2003
______________________________________________________________________________
Notes to Financial Statements
November 30, 1996
______________________________________________________________________________

NOTE 3 - CONTINUED

Portfolio and officers of AIG Global provide representation on the Manager's Investment Committee. Under the subadvisory agreements with AIG Global, the Manager pays AIG Global a fee which is calculated daily and paid monthly at an annual rate of 0.0825% of the average daily net assets of the Fund (other than the Fund's interest in the Equity Portfolio) and 0.15% of the average daily net assets of the Equity Portfolio. These fees are paid from the management fee paid to the Manager.

The Manager was previously party to a subadvisory agreement with AIG Global Investment Corp. (Europe) Ltd., ("AIG Global Europe"), a wholly owned subsidiary of AIG. Effective May 28, 1996, AIG Global Europe deregistered under the Advisers Act and the subadvisory agreement was replaced with a service agreement pursuant to which AIG Global Europe agreed to provide investment advisory services.

The Manager serves as the Fund's and the Equity Portfolio's investment adviser and is responsible for the management of the assets and review and supervision of the investment program. In addition to the subadvisory agreements, the Manager has entered into service agreements with certain affiliates, including AIG Global Europe, whereby such affiliates provide investment advisory services under the direction of the Manager. Certain officers of these affiliates provide representation on the Manager's Investment Committee. Under the terms of the service agreements, the Manager is required to pay the service providers a total combined fee at an annual rate of 0.0175% of the average daily net assets of the Fund (other than the Fund's interest in the Equity Portfolio) and 0.45% of the average daily net assets of the Equity Portfolio. These fees are funded from the management fee paid to the Manager. There have been no such fees paid through the period ended November 30, 1996.

Under the Shareholder Servicing Agreement, AIG Equity Sales Corp. (the "Distributor"), a wholly owned subsidiary of AIG, provides administrative services for the Fund's shareholders for which the Fund pays the Distributor a fee at the annual rate of up to 0.25% of average daily net assets. Under a plan of distribution adopted pursuant to Rule 12b-1 under the 1940 Act (the "Plan"), the Fund may pay the Distributor a distribution fee during the Offering Period at the annualized rate of up to 0.50% of the average daily net assets of the Fund. The Plan will terminate on the last day of the Offering Period.

PFPC International Ltd. serves as the Fund's administrator and accounting agent. For the period ended November 30, 1996, PFPC International Ltd. voluntarily waived an aggregate $24,986 of its fee which is inclusive of waiver amounts at the Equity Portfolio and Fund level. PFPC Inc. serves as the Fund's transfer agent and dividend disbursing agent. For the period ended November 30, 1996, PFPC Inc. voluntarily waived an aggregate $16,664 of its fee which is inclusive of waiver amounts at the Equity Portfolio and Fund level. PNC Bank, N.A. serves as custodian of the Fund's assets.

AIG RETIREE FUND - 2003
______________________________________________________________________________
Notes to Financial Statements
November 30, 1996
______________________________________________________________________________

NOTE 3 - CONTINUED

Certain directors and officers of the Company are also directors and/or officers of the Manager or Distributor. These directors and officers are paid no compensation by the Fund.

NOTE 4 - CAPITAL SHARE TRANSACTIONS

The Company has authorized 100,000,000 shares of capital stock in the Fund with a par value of $0.001.

                                          April 17, 1996*
                                       to November 30, 1996
                                       --------------------
                                       Shares        Amount
                                       ------        ------
Shares sold........................... 651,040    $6,041,162
Shares redeemed....................... (34,253)     (316,253)


Net increase.......................... 616,787     $5,724,909


*  Commencement of Operations.

NOTE 5 - SECURITIES TRANSACTIONS

For the period ended November 30, 1996 purchases of U.S. Treasury zero coupon securities (other than short-term securities) were $3,918,290. There were no sales of U.S. Treasury zero coupon securities in the period.

DIVIDEND DISTRIBUTION (UNAUDITED)

On December 10, 1996, the Board of Directors of the Fund declared a dividend of $94,214, or $0.15 per share, payable on December 13, 1996 to shareholders of record on December 9, 1996.

                            AIG RETIREE FUND - 2003


                                   REPORT OF
                            INDEPENDENT ACCOUNTANTS


To the Shareholders and Board of Directors of AIG All Ages Funds, Inc.:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of AIG Retiree Fund - 2003 (one of the funds comprising AIG All Ages Funds, Inc.) as of November 30, 1996, and the related statement of operations, the statement of changes in net assets and the financial highlights for the period from April 17, 1996 (commencement of operations) to November 30, 1996. These financial statements and the financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.
Our procedures included confirmation of securities owned as of November 30, 1996, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and the financial highlights referred to above present fairly, in all material respects, the financial position of AIG Retiree Fund - 2003 of AIG All Ages Funds, Inc. as of November 30, 1996, the results of its operations, the changes in its net assets and the financial highlights for the period from April 17, 1996 (commencement of operations) to November 30, 1996, in conformity with generally accepted accounting principles.


                                                        COOPERS & LYBRAND L.L.P.

New York, New York
January 2, 1997

FIRST GLOBAL EQUITY PORTFOLIO

--------------------------------------------------------------------------------
Portfolio of Investments
November 30, 1996
--------------------------------------------------------------------------------

                                                                                 Value
                        Description                              Shares        (Note 2a)
                        -----------                             --------       --------

COMMON STOCKS - 99.1%
Australia - 0.4%
     News Corp Ltd..............................................  2,500      $   13,317
                                                                               --------

Canada - 4.3%
     Canadian Pacific Ltd.......................................  2,400          66,000
     Philip Environmental, Inc..................................  5,000          65,000
                                                                               --------
                                                                                131,000
                                                                               --------
France - 5.6%
     Castorama Dubois Investissement............................    180          31,708
     Generale des Eaux..........................................    300          36,993
     Schneider..................................................    450          21,412
     Societe Generale...........................................    400          43,733
     Total CIE Franc des Petroles B shares......................    500          39,990
                                                                               --------
                                                                                173,836
                                                                               --------
Germany - 3.0%
     Veba AG....................................................  1,600          93,735
                                                                               --------

Hong Kong - 7.7%
     Cheung Kong Infrastructure................................. 48,000         116,710
     DC Finance Holding......................................... 90,000          56,163
     DC Finance Warrants........................................  9,000           1,047
     Hutchinson Whampoa.........................................  8,000          61,821
                                                                               --------
                                                                                235,741
                                                                               --------
Japan - 27.1%
     Advantest..................................................    500          21,353
     Aoki International.........................................  2,000          39,016
     Bank of Tokyo - Mitsubishi Ltd.............................  2,000          40,949
     Canon, Inc.................................................  1,000          21,090
     Chiba Bank.................................................  5,000          37,917
     Fanuc......................................................    500          16,301
     Hitachi....................................................  4,000          37,258
     Hitachi Zosen Corp.........................................  2,000           9,262
     Kajima Corp................................................  3,000          23,990
     Kao Corp...................................................  1,000          11,599
     Katokichi..................................................  2,000          40,773
     Kuraray Co.................................................  2,000          19,332
     Marui Co...................................................  1,000          18,981
     Matsushita Electrical Works................................  3,000          27,944
     Mitsubishi Heavy Industries................................  1,000           8,172
     Mitsubishi Motors..........................................  5,000          39,148
     NEC Corp...................................................  2,000          24,253
     Nippon Electric Glass......................................  2,000          30,229
     Nippon Steel Corp..........................................  5,000          15,114
     Nippon Telegraph and Telephone Corp........................      3          21,406
     Nomura Securities..........................................  1,000          16,872

              See Accompanying Notes to the Financial Statements.

FIRST GLOBAL EQUITY PORTFOLIO

--------------------------------------------------------------------------------
Portfolio of Investments - Continued
November 30, 1996
--------------------------------------------------------------------------------

                                                                                              Value
                                       Description                              Shares      (Note 2a)
                                       -----------                             --------     --------
Japan - Continued
     Sakura Bank...............................................................   4,000   $    36,555
     Sankyo Co. Ltd............................................................   1,000        26,801
     Showa Shell Sekiyu........................................................   2,000        19,156
     Sumitomo..................................................................   4,000        44,288
     Toagosei Co. Ltd..........................................................   4,000        17,153
     Tokio Marine & Fire.......................................................   2,000        22,144
     Tokyo Electric Power......................................................   1,800        40,650
     Tokyo Ohka Kogyo..........................................................     700        16,485
     Tomen Corporation.........................................................   5,000        15,905
     Tonami Transport..........................................................   5,000        28,515
     Toto......................................................................   1,000        13,093
     Toyo Trust and Banking....................................................   2,000        17,276
     Yodogawa Steel Works......................................................   3,000        18,111
                                                                                             --------
                                                                                              837,091
                                                                                             --------
Malaysia - 1.0%
     Hong Leong Credit.........................................................   5,000        30,861
                                                                                             --------

Mexico - 3.8%
     Cementos de Mexico........................................................  35,000       116,378
                                                                                             --------

Netherlands - 4.8%
     Getronics NV..............................................................   2,000        53,578
     Hunter Douglas NV.........................................................     500        32,703
     Koninklijke Ahold NV......................................................   1,000        62,565
                                                                                             --------
                                                                                              148,846
                                                                                             --------
Philippines - 0.9%
     Universal Rightfield Properties........................................... 213,000        27,551
                                                                                             --------

Spain - 2.5%
     Bankinter SA..............................................................     300        39,382
     Corporacion Mapfre Compania...............................................     700        37,027
                                                                                             --------
                                                                                               76,409
                                                                                             --------
Sweden - 1.3%
     Astra  AB A - Free Shares.................................................     800        38,376
                                                                                             --------

Switzerland - 2.0%
     Roche Holdings AG.........................................................       8        61,553
                                                                                             --------

United Kingdom - 8.5%
     Cable & Wireless PLC......................................................   5,000        39,991
     Glynwed International PLC.................................................   6,500        38,172
     Laporte PLC...............................................................   3,000        34,480
     National Westminster......................................................   3,500        40,491
     Stanley Leisure Org. PLC..................................................   9,000        38,638
     Tarmac PLC................................................................  25,000        37,177
     Vaux Group PLC............................................................   8,000        33,875
                                                                                             --------
                                                                                              262,824
                                                                                             --------

              See Accompanying Notes to the Financial Statements.

FIRST GLOBAL EQUITY PORTFOLIO

--------------------------------------------------------------------------------
Portfolio of Investments - Continued
November 30, 1996
--------------------------------------------------------------------------------

                                                                                                      Value
                                      Description                                  Shares           (Note 2a)
                                      -----------                                 --------         ----------
United States - 26.2%
     Allstate Corp................................................................  1,000       $       60,250
     Bellsouth Corp...............................................................    900               36,338
     Cooper Industries, Inc.......................................................  1,000               41,500
     Emerson Electric Co..........................................................    600               58,875
     Federal National Mortgage Association........................................    900               37,125
     Flowers Industries, Inc......................................................  3,000               70,875
     Kroger Co....................................................................  1,065               49,123
     Nabisco Holdings Corp........................................................  1,200               46,500
     Octel Communications Corp....................................................  1,000               18,000
     Pall Corp....................................................................  1,800               47,025
     Penney (J.C.), Inc...........................................................  1,000               53,750
     Public Storage, Inc..........................................................  2,000               50,750
     Snap - On, Inc...............................................................  1,500               54,375
     Ultramar Diamond.............................................................  1,600               50,800
     Unifi, Inc...................................................................  1,800               54,675
     Union Pacific Corp...........................................................    700               40,775
     Union Pacific Resources......................................................  1,300               38,837
                                                                                                    ----------
                                                                                                       809,573
                                                                                                    ----------

Total Common Stocks (Cost $2,876,960) - 99.1% ....................................                   3,057,091
Other Assets in Excess of Liabilities - 0.9%......................................                      28,299
                                                                                                    ----------
NET ASSETS - 100% ................................................................              $    3,085,390
                                                                                                    ==========


* For federal income tax purposes, cost is substantially the same as for financial reporting purposes and net unrealized appreciation is as follows:

                    Unrealized appreciation:        $265,596
                    Unrealized depreciation:         (85,465)
                                                    --------

                    Net unrealized appreciation:    $180,131
                                                     =======

              See Accompanying Notes to the Financial Statements.

FIRST GLOBAL EQUITY PORTFOLIO

--------------------------------------------------------------------------------
Statement of Assets and Liabilities
November 30, 1996
--------------------------------------------------------------------------------

ASSETS:
    Investment in securities at value (cost $2,876,960) ................. $  3,057,091
    Deferred organization costs .........................................      163,636
    Cash.................................................................      118,511
    Receivable for investment securities sold............................       42,899
    Dividends and interest receivable....................................        3,863
                                                                             ---------
          Total Assets ..................................................    3,386,000
                                                                             ---------

LIABILITIES:
    Payable for investment securities purchased .........................      158,927
    Due to Manager.......................................................       58,534
    Accrued legal fees ..................................................       24,999
    Accrued administration expenses .....................................       17,659
    Miscellaneous accrued expenses ......................................       40,491
                                                                             ---------
           Total Liabilities.............................................      300,610
                                                                             ---------

NET ASSETS...............................................................  $ 3,085,390
                                                                             =========



COMPOSITION OF NET ASSETS:
    Capital paid in.....................................................  $ 2,905,056
    Net  unrealized appreciation on investments and foreign
         currency transactions and forward foreign currency
         contracts......................................................      180,334
                                                                           ----------
Net Assets..............................................................  $ 3,085,390
                                                                            =========



              See Accompanying Notes to the Financial Statements.

FIRST GLOBAL EQUITY PORTFOLIO

--------------------------------------------------------------------------------
Statement of Operations
For the period from December 15, 1995* to November 30, 1996
--------------------------------------------------------------------------------

INVESTMENT INCOME:
    Dividends .......................................................................... $ 13,228

    Interest ...........................................................................    3,404
                                                                                          --------
                                                                                           16,632
                                                                                          --------
EXPENSES:
    Administrative expense..............................................................   95,423
    Directors' fees and expenses........................................................   50,000
    Organization expense................................................................   40,909
    Insurance expense...................................................................   29,195
    Legal expense.......................................................................   25,000
    Investment advisory expense.........................................................   12,776
    Audit expense.......................................................................   12,500
    Registration expense................................................................    3,044
    Miscellaneous accrued expenses......................................................    7,208
                                                                                         --------

        Total expenses before reductions................................................  276,055
                                                                                         --------
    Less: Fee waivers and expense reimbursements by Manager............................. (195,435)
    Less: Fee waivers by Administrator..................................................  (57,591)
    Less: Fee waivers by Transfer Agent.................................................   (1,763)
                                                                                         --------
    Net expenses........................................................................   21,266
                                                                                         --------

             Net Investment Loss .......................................................   (4,634)
                                                                                         --------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
AND FOREIGN CURRENCY TRANSACTIONS:
    Net realized gain on investments and foreign currency transactions..................   59,180
    Net unrealized appreciation on investments and foreign currency transactions........  180,334
                                                                                         --------
             Net realized and unrealized gain on investments and foreign currency transactions...................................................  239,514
                                                                                         --------
                     Net Increase in Net Assets Resulting from Operations............... $234,880
                                                                                         ========

----------------
*Commencement of Operations.



                See Accompanying Notes to the Financial Statements.

FIRST GLOBAL EQUITY PORTFOLIO

--------------------------------------------------------------------------------
Statement of Changes in Net Assets
For the period from December 15, 1995* to November 30, 1996
--------------------------------------------------------------------------------

OPERATIONS:
    Net investment loss..................................................................   $    (4,634)
    Net realized gain on investments and foreign currency transactions...................        59,180
    Net unrealized appreciation on investments and foreign currency transactions                180,334
                                                                                              ---------
         Net Increase in Net Assets Resulting from Operations............................       234,880
                                                                                              ---------
CAPITAL TRANSACTIONS:
    Proceeds from capital invested.......................................................     2,749,510
                                                                                              ---------

          Total Increase in Net Assets ..................................................     2,984,390

Net assets at the beginning of the period................................................       101,000
                                                                                             ----------

NET ASSETS at the end of the period......................................................   $ 3,085,390
                                                                                             ==========

----------------
*Commencement of Operations.



              See Accompanying Notes to the Financial Statements.

        FIRST GLOBAL EQUITY PORTFOLIO

        ------------------------------------------------------------------------
        Financial Highlights
        For the period from December 15, 1995* to November 30, 1996
        -----------------------------------------------------------------------

        Net assets, end of period (000's) ..................... $ 3,085

        Ratio of expenses to average net assets................    2.00%  (a)(b)
        Ratio of net investment loss to average net assets.....   (0.44%) (a)(b)

        Portfolio turnover rate................................   26.31% (c)

        Average commission rate paid........................... $ 0.0069 (d)

        -------------
        *Commencement of Operations.
        (a) Net of fee waivers and expense reimbursements which had the effect of reducing the ratio of expenses to average net assets and increasing the ratio of net investment income to average net assets by 25.74 percentage points (annualized).
        (b) Annualized.
        (c) This figure is calculated for the period during which there were equity holdings.
        (d) Represents total commissions paid on portfolio securities divided by the total number of shares purchased and sold on which commissions are charged.




                See Accompanying Notes to the Financial Statements.

FIRST GLOBAL EQUITY PORTFOLIO
______________________________________________________________________________
Notes to Financial Statements
November 30, 1996
______________________________________________________________________________

NOTE 1 - ORGANIZATION

First Global Equity Portfolio (the "Equity Portfolio"), a Delaware Business Trust, is registered under the Investment Company Act of 1940, as amended, as an open-end diversified management investment company. The Equity Portfolio was organized on June 26, 1995 and commenced operations on December 15, 1995.

The investment objective of the Equity Portfolio is to achieve total return on capital through both capital growth (realized and unrealized) and income. The Equity Portfolio seeks to achieve this objective by making investments in securities of issuers from around the world.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Equity Portfolio in the preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

All the net investment income and unrealized and realized gains and losses from securities and foreign currency transactions of the Equity Portfolio are allocated pro-rata amongst the investors in the Equity Portfolio at the time of such determination.

a)   SECURITY VALUATIONS:

     Securities traded on a foreign exchange or over-the-counter market are valued at the last sales price on the primary exchange or market in which they are traded. Securities for which there are no recent sales transactions are valued based on quotations provided by primary market makers in such securities. Any securities for which recent market quotations are not readily available are valued at fair value determined in accordance with procedures approved by the Board of Trustees of the Equity Portfolio. Short-term securities with less than sixty days remaining to maturity when acquired are valued at amortized cost, which approximates value. Short-term securities with more than sixty days remaining to maturity are valued at current market value until the sixtieth day prior to maturity, and are then valued on an amortized cost basis.

FIRST GLOBAL EQUITY PORTFOLIO
_______________________________________________________________________________
Notes to Financial Statements
November 30, 1996
______________________________________________________________________________

NOTE 2 - CONTINUED

b)   INVESTMENT INCOME AND SECURITY TRANSACTIONS:

     Security transactions of the Equity Portfolio are accounted for on a trade date basis. Realized gains and losses on securities transactions are determined on the identified cost basis. Interest income, including accretion of discount and amortization of premium, is accrued daily. Dividend income is recognized on the ex-dividend date.

c)   FOREIGN CURRENCY TRANSACTIONS:

     The Equity Portfolio's investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each day into U.S. dollars based upon currency exchange rates determined prior to the close of the New York Stock Exchange. Purchases and sales of foreign investments and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. The Equity Portfolio does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included in net realized and unrealized gains or losses on securities.

     The Equity Portfolio may enter into forward foreign currency exchange contracts to fix the U.S. dollar value of a security it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. A forward foreign currency exchange contract is an agreement to purchase or sell a specific currency at a future date and at a price set at the time the contract is entered into.

     The Equity Portfolio is not required to enter into forward contracts with regard to settlement of its foreign currency-denominated securities and will not do so unless deemed appropriate by AIG Capital Management Corp. (the "Manager") or AIG Global Investment Corp. ("AIG Global"), the subadvisor. Forward foreign currency exchange contracts do not eliminate fluctuations in the underlying price of the securities. They simply establish a rate of exchange at a future date. Additionally, although such contracts tend to minimize the risk of loss due to fluctuations in the value of the currency being traded, at the same time, they tend to limit any potential gain which might result from an increase in the value of that currency. With respect to forward foreign currency exchange contracts, losses in excess of amounts recognized in the statement of assets and liabilities may arise due to changes in value of the foreign currency or if the counterparty does not perform under the contract.

 FIRST GLOBAL EQUITY PORTFOLIO
______________________________________________________________________________
Notes to Financial Statements
November 30, 1996
______________________________________________________________________________

NOTE 2 - CONTINUED

d)   FEDERAL INCOME TAXES:

     The Equity Portfolio will be classified as a partnership for United States federal income tax purposes. As a consequence, the Equity Portfolio itself will not be subject to United States federal income tax, but each investor in the Equity Portfolio will be required to take into account its distributive share of items of partnership income, gain, loss, deduction and credit substantially as though such items had been realized directly by the investor and without regard to whether any distribution from the Equity Portfolio has been or will be received.

e)   ORGANIZATION EXPENSES:

     Expenses of $204,545 incurred in connection with the organization of the Equity Portfolio are being amortized on a straight line basis over a five year period beginning December 15, 1995. The amount paid by the fund on any redemption by AIG Asset Management Services, Inc. will be reduced by a proportion of any unamortized organizational expenses determined by the proportion of the amount of capital withdrawn and the amount of initial capital of the Equity Portfolio owned by such holder, outstanding immediately prior to such withdrawal.

NOTE 3 - AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

The Manager, an indirect wholly owned subsidiary of American International Group, Inc. ("AIG"), serves as the Equity Portfolio's investment adviser and is responsible for the management of the assets of the Equity Portfolio in conformity with its stated objectives and policies. For its services, the Manager is entitled to a fee calculated daily and paid monthly, at an annual rate of 1.20% of the average daily net assets of the Equity Portfolio. The Manager has voluntarily agreed to waive its management fee or reimburse the Equity Portfolio's expenses to the extent that its total operating expenses exceed 2.00% of average daily net assets for a limited period. For the period ended November 30, 1996, the Manager waived its entire fee as adviser and reimbursed the Equity Portfolio in the aggregate amount of $195,435.

FIRST GLOBAL EQUITY PORTFOLIO
______________________________________________________________________________
Notes to Financial Statements
November 30, 1996
______________________________________________________________________________

NOTE 3 - CONTINUED

The Manager has entered into a subadvisory agreement with AIG Global, a wholly owned subsidiary of AIG which is registered under the Investment Advisers Act of 1940, as amended (the "Advisers Act"). Pursuant to its subadvisory agreement, AIG Global provides investment advisory services to the Manager in respect of the management of the assets of the Equity Portfolio and officers of AIG Global provide representation on the Manager's Investment Committee. Under the subadvisory agreement, the Manager is required to pay AIG Global a fee at an annual rate of 0.15% of the average daily net assets of the Equity Portfolio. These fees are paid from the management fee paid to the Manager.

The Manager was previously party to a subadvisory agreement with AIG Global Investment Corp. (Europe) Ltd., ("AIG Global Europe"), a wholly owned subsidiary of AIG. Effective May 28, 1996, AIG Global Europe deregistered under the Advisers Act and the subadvisory agreement was replaced with a service agreement pursuant to which AIG Global Europe agreed to provide investment advisory services.

The Manager serves as the Equity Portfolio's investment adviser and is responsible for the management of the assets and review and supervision of the investment program. In addition to the subadvisory agreements, the Manager has entered into service agreements with certain affiliates, including AIG Global Europe, whereby such affiliates provide investment advisory services under the direction of the Manager. Certain officers of these affiliates provide representation on the Manager's Investment Committee. Under the terms of the service agreements, the Manager is required to pay the service providers a total combined fee at an annual rate of 0.45% of the average daily net assets of the Equity Portfolio. These fees are paid from the management fee paid to the Manager. There have been no such fees paid through the period ended November 30, 1996.

PFPC International Ltd. serves as the Equity Portfolio's administrator and accounting agent. For the period ended November 30, 1996, PFPC International Ltd. voluntarily waived $57,591 of its fee. State Street Bank and Trust Company serves as custodian of the Equity Portfolio's assets.

Certain trustees and officers of the Equity Portfolio are also directors and/or officers of the Manager. These trustees and officers are paid no compensation by the Equity Portfolio.

 FIRST GLOBAL EQUITY PORTFOLIO
__________________________________________________________________________
Notes to Financial Statements
November 30, 1996
__________________________________________________________________________

NOTE 4 - SECURITIES TRANSACTIONS

For the period ended November 30, 1996, purchases of portfolio securities (other than short-term securities) were $3,312,710. Sales of portfolio securities were $499,298.

NOTE 5 - FORWARD FOREIGN CURRENCY CONTRACTS AS OF NOVEMBER 30, 1996

                                                                        Unrealized
                               Market Value    Contract    Delivery    Appreciation
Contracts to Buy:             (U.S. Dollars)    Price        Date     (Depreciation)
-----------------             --------------  ----------  ----------  --------------
British Pound Sterling        $ 41,483          0.59382    12/03/96     $ (49)
British Pound Sterling          37,951          0.59382    12/03/96       (44)
Spanish Peseta                  35,517        129.50000    12/03/96      (140)
                                -------                                  -----
   Total Contracts to Buy:     114,951                                   (233)

Contracts to Sell:
------------------
British Pound Sterling          42,933          0.59382    12/03/96        51

       Total Unrealized Depreciation                                   $ (182)
                                                                       ======


                         FIRST GLOBAL EQUITY PORTFOLIO


                                   REPORT OF
                            INDEPENDENT ACCOUNTANTS


To the Holders of Beneficial Interest and Board of Trustees of First Global Equity Portfolio:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of First Global Equity Portfolio as of November 30, 1996, and the related statement of operations, the statement of changes in net assets and the financial highlights for the period from December 15, 1995 (commencement of operations) to November 30, 1996. These financial statements and the financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosure in the financial statements. Our procedures included confirmation of securities owned as of November 30, 1996, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and the financial highlights referred to above present fairly, in all material respects, the financial position of First Global Equity Portfolio as of November 30, 1996, the results of its operations, the changes in its net assets and the financial highlights for the period from December 15, 1995 (commencement of operations) to November 30, 1996, in conformity with generally accepted accounting principles.


                                                        COOPERS & LYBRAND L.L.P.

New York, New York
January 2, 1997